Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005524 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005524 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005524 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005524 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005524 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000005524 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005524 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000005524 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005524 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005524 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005524 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005525 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005525 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005525 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005525 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005525 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000005525 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005525 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000005525 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005525 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005525 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005525 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159675 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159675 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159675 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159675 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159675 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000159675 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000159675 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000159675 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159675 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159675 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159675 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219342 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219342 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219342 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219342 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219342 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000219342 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219342 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000219342 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219342 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219342 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219342 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%